CONSOLIDATED INCOME STATEMENTS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue from primary business	¥ 3,257,356	¥ 2,679,500	¥ 2,048,654
Other operating revenues	60,812	61,384	56,070
Sales of goods and other operating revenues	3,318,168	2,740,884	2,104,724
Operating expenses
Purchased crude oil, products and operating supplies and expenses	(2,684,756)	(2,076,665)	(1,589,821)
Selling, general and administrative expenses	(55,809)	(54,978)	(53,668)
Depreciation, depletion and amortization	(109,906)	(115,680)	(107,461)
Exploration expenses, including dry holes	(10,591)	(12,382)	(9,716)
Personnel expenses	(103,585)	(103,492)	(87,525)
Taxes other than income tax	(263,991)	(259,032)	(235,018)
Impairment (losses)/reversals on trade and other receivables	1,084	(2,311)	(2,066)
Other operating income/(expenses), net	(14,779)	(21,716)	(5,780)
Total operating expenses	(3,242,333)	(2,646,256)	(2,091,055)
Operating income	75,835	94,628	13,669
Finance costs
Interest expense	(16,769)	(15,018)	(15,198)
Interest income	6,266	5,732	4,803
Foreign currency exchange gains, net	529	276	885
Net finance costs	(9,974)	(9,010)	(9,510)
Investment income	14,060	298	37,744
Share of profits less losses from associates and joint ventures	14,479	23,253	6,712
Earnings before income tax	94,400	109,169	48,615
Income tax expense	(18,757)	(23,318)	(6,344)
Net income	75,643	85,851	42,271
Attributable to:
Owners of the Company	66,153	71,975	33,443
Non-controlling interests	9,490	13,876	8,828
Net income	¥ 75,643	¥ 85,851	¥ 42,271
Earnings per share:
Basic	¥ 0.55	¥ 0.59	¥ 0.28
Diluted	¥ 0.55	¥ 0.59	¥ 0.28